STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Stock-based compensation expense		$ 8,292,265	$ 316,033
Number of warrants issued		50,000	2,666,667
Related party note			$ 180,000
Accrued liabilities	$ 941,440	$ 941,440	537,884
Value of warrants issued			$ 702,219
Warrants issued for severance		$ 82,000
Number of shares issued		9,001,460	4,393,333
Accrued interest			$ 3,842
Exercise price (in dollars per share)	$ 1.63	$ 1.63	$ 0.73	$ 0.68
Number of warrants issued	320,000	320,000
Fair value of warrants	$ 278,400	$ 278,400
Senior Secured Convertible Promissory Debentures [Member]
Number of warrants issued		110,227
Accrued liabilities			$ 5,563
Value of warrants issued		$ 600,000
Additional debt discount		$ 59,212
Related Party Convertible Debentures
Number of warrants issued		213,637
Value of warrants issued		$ 2,350,000
Additional debt discount		$ 165,682
Consultant [Member]
Number of warrants issued		300,000
Fair value of warrants	$ 492,000	$ 492,000
Stock Options [Member]
Stock price (in dollars per share)	$ 2.45	$ 2.45	$ 2.03
Number of options issued		9,670,216
Amount of total compensation cost related to nonvested awards not yet recognized	$ 11,610,922	$ 11,610,922
Weighted average period over which expense is expected to be recognized		29 months 28 days
Price per option (in dollars per share)		$ 2.03
Private Placement [Member] | Accredited Investors [Member] | Securities Purchase Agreement [Member]
Number of shares issued	5,773,460
Number of aggregate warrants	6,573,460	6,573,460
Number of shares for each investor	1
Number of warrants for each investor	1
Number of shares	1	1
Aggregate purchase price	$ 1.25	$ 1.25
Warrant term	10 years	10 years
Exercise price (in dollars per share)	$ 2.75	$ 2.75